Note 3 - Loans and Allowance for Loan Losses (Details) - Risk Category of Commercial Loans by Class of Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commercial real estate:
Commercial Loans	$ 261,610	$ 244,674
Owner Occupied [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	72,232	76,677
Owner Occupied [Member] | Criticized [Member]
Commercial real estate:
Commercial Loans	2,102	5,310
Owner Occupied [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	4,514	2,001
Owner Occupied [Member]
Commercial real estate:
Commercial Loans	78,848	83,988
Nonowner Occupied [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	60,491	62,301
Nonowner Occupied [Member] | Criticized [Member]
Commercial real estate:
Commercial Loans	2,127	7,107
Nonowner Occupied [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	8,611	4,639
Nonowner Occupied [Member]
Commercial real estate:
Commercial Loans	71,229	74,047
Construction [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	27,364	24,545
Construction [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	171	1,291
Construction [Member]
Commercial real estate:
Commercial Loans	27,535	25,836
Commercial and Industrial [Member] | Pass [Member]
Commercial real estate:
Commercial Loans	76,395	53,416
Commercial and Industrial [Member] | Criticized [Member]
Commercial real estate:
Commercial Loans	495	4,081
Commercial and Industrial [Member] | Classified [Member]
Commercial real estate:
Commercial Loans	7,108	3,306
Commercial and Industrial [Member]
Commercial real estate:
Commercial Loans	83,998	60,803
Pass [Member]
Commercial real estate:
Commercial Loans	236,482	216,939
Criticized [Member]
Commercial real estate:
Commercial Loans	4,724	16,498
Classified [Member]
Commercial real estate:
Commercial Loans	$ 20,404	$ 11,237